Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Oct. 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Oct. 31, 2018	Sep. 30, 2018	Aug. 31, 2018	Jul. 31, 2018	Jun. 30, 2018	May 31, 2018	Apr. 30, 2018	Mar. 31, 2018	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2017	Nov. 30, 2017	Oct. 31, 2017	Sep. 30, 2017	Aug. 31, 2017	Jul. 31, 2017	Jun. 30, 2017	May 31, 2017	Apr. 30, 2017	Mar. 31, 2017	Feb. 28, 2017	Jan. 31, 2017	Dec. 31, 2016	Nov. 30, 2016	Oct. 31, 2016	Sep. 30, 2016	Aug. 31, 2016	Jul. 31, 2016	Jun. 30, 2016	May 31, 2016	Apr. 30, 2016	Mar. 31, 2016	Feb. 29, 2016	Jan. 31, 2016	Dec. 31, 2015	Nov. 30, 2015	Oct. 31, 2015	Sep. 30, 2015	Aug. 31, 2015	Jul. 31, 2015	Jun. 30, 2015	May 31, 2015	Apr. 30, 2015	Mar. 31, 2015	Feb. 28, 2015	Jan. 31, 2015	Dec. 31, 2014	Nov. 30, 2014	Oct. 31, 2014	Sep. 30, 2014	Aug. 31, 2014
C000014185
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Account Value	$ 9,811	$ 9,881	$ 10,352	$ 10,515	$ 10,136	$ 9,564	$ 9,471	$ 8,961	$ 10,399	$ 10,826	$ 10,455	$ 10,726	$ 11,253	$ 12,157	$ 11,125	$ 10,776	$ 12,122	$ 12,763	$ 12,784	$ 14,023	$ 12,578	$ 12,112	$ 9,049	$ 11,044	$ 12,683	$ 12,730	$ 13,731	$ 13,012	$ 12,737	$ 13,214	$ 15,054	$ 15,854	$ 16,270	$ 16,269	$ 16,761	$ 16,576	$ 17,157	$ 17,278	$ 18,613	$ 19,328	$ 18,919	$ 18,651	$ 18,970	$ 18,887	$ 18,006	$ 16,789	$ 15,757	$ 15,381	$ 15,815	$ 15,154	$ 14,204	$ 13,340	$ 13,467	$ 12,534	$ 13,804	$ 13,752	$ 14,389	$ 13,540	$ 13,646	$ 12,995	$ 13,023	$ 13,270	$ 13,461	$ 12,698	$ 13,663	$ 13,579	$ 13,017	$ 12,501	$ 11,676	$ 11,854	$ 11,214	$ 12,478	$ 12,565	$ 12,943	$ 13,122	$ 13,414	$ 13,025	$ 13,255	$ 13,378	$ 14,012	$ 12,969	$ 12,537	$ 12,166	$ 11,690	$ 11,667	$ 11,315	$ 10,765	$ 10,513	$ 10,097	$ 9,772	$ 9,442	$ 9,167	$ 8,682	$ 9,110	$ 9,269	$ 9,532	$ 9,246	$ 8,869	$ 8,443	$ 8,175	$ 8,162	$ 8,307	$ 7,586	$ 7,753	$ 8,534	$ 8,655	$ 8,707	$ 8,138	$ 8,219	$ 9,280	$ 9,939	$ 10,341	$ 10,423	$ 9,509	$ 9,441	$ 9,172	$ 8,984	$ 9,283	$ 9,287	$ 8,895	$ 9,475
C000014187
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
C000014184
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
C000104752
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Account Value	$ 13,525	13,341	13,028	12,872	12,503	12,816	12,586	12,439	12,503	12,040	11,383	11,653	12,148	12,382	12,319	12,166	12,391	12,265	11,851	12,229	11,743	11,989	11,293	11,248	12,034	12,489	12,087	12,632	12,578	13,212	13,212	13,444	13,801	13,474	13,677	13,364	13,719	13,575	13,618	13,601	13,431	13,161	12,957	12,797	12,907	12,693	12,084	12,274	12,446	12,167	11,830	11,706	11,509	11,032	11,583	11,838	11,780	11,597	11,463	11,353	11,322	11,306	11,298	10,967	11,259	11,125	11,014	10,833	10,471	11,043	10,905	11,635	11,604	11,512	11,251	11,366	11,205	11,274	11,466	11,857	11,335	11,206	11,116	10,920	10,777	10,770	10,522	10,469	10,401	10,326	10,251	10,070	9,882	9,716	9,693	9,828	9,776	9,731	9,417	9,424	9,342	9,177	8,923	9,072	9,259	9,346	9,353	8,962	9,050	9,457	9,309	9,567	9,523	9,508	9,553	9,279	9,346	9,439	9,351	9,278	9,475
C000104753
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
C000104754
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
C000092730
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Account Value	$ 20,512	20,223	19,711	19,395	18,578	19,046	18,458	17,696	17,849	17,114	15,941	16,322	17,144	17,706	17,154	16,442	16,874	16,543	15,850	16,382	15,610	16,132	14,850	14,062	15,524	16,151	15,344	16,473	16,359	17,603	17,366	17,803	18,353	17,565	18,002	17,212	17,943	17,590	17,716	17,716	17,338	16,691	16,103	15,498	15,657	15,098	13,778	14,122	14,623	13,827	13,081	12,851	12,310	11,359	12,572	13,458	13,475	13,065	12,764	12,509	12,403	12,396	12,373	11,704	12,373	12,073	11,825	11,479	10,750	11,772	11,501	12,586	12,565	12,508	12,158	12,330	12,058	12,180	12,444	12,987	12,208	12,051	11,875	11,570	11,319	11,333	10,988	10,906	10,812	10,697	10,602	10,345	10,115	9,908	9,614	9,764	9,705	9,614	9,220	9,332	9,188	9,050	8,683	8,912	9,220	9,379	9,366	8,762	8,955	9,603	9,417	9,719	9,603	9,539	9,635	9,128	9,289	9,450	9,322	9,182	9,475
C000092731
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
C000092732
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
C000014191
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Account Value	$ 22,952	21,761	21,087	20,545	19,841	20,677	20,296	19,651	19,153	18,355	17,283	18,069	18,783	18,897	18,669	18,126	18,697	18,055	17,355	18,026	18,126	18,425	17,494	16,290	17,043	18,466	17,864	18,179	18,302	19,301	18,302	18,234	20,013	18,462	19,306	18,097	19,218	18,588	17,971	17,492	17,140	16,460	16,107	16,334	16,397	15,807	14,729	15,432	15,678	15,268	14,729	14,882	14,343	12,901	13,347	14,272	14,507	13,954	13,344	12,789	12,878	12,878	13,044	12,168	12,412	12,800	12,556	12,279	11,514	12,489	11,782	12,573	12,341	11,972	11,254	11,043	10,875	10,737	10,906	11,455	10,864	10,937	10,670	11,039	10,988	10,834	10,762	10,393	10,454	10,208	10,146	9,592	9,346	9,200	9,218	10,127	10,127	10,654	10,109	10,354	10,081	9,745	9,509	9,763	10,981	10,752	10,520	9,975	10,926	11,753	11,348	11,381	10,810	11,042	10,761	10,347	10,132	10,246	10,055	9,447	9,475
C000014193
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
C000081646
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
C000014194
Account Value [Line Items]
Line Graph and Table Measure Name	Class R
EATON VANCE Index: MSCI China Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI China Index
Account Value	$ 10,563	10,458	10,599	10,803	10,550	9,897	9,804	9,045	10,119	10,369	10,114	10,564	10,864	11,932	10,773	10,362	11,316	11,931	11,416	12,737	11,395	10,832	8,351	10,038	11,748	11,722	12,952	12,155	12,013	12,524	13,613	14,165	14,596	15,071	16,028	15,538	16,359	16,359	18,987	18,969	18,824	18,566	19,811	20,019	18,646	18,144	17,654	16,767	17,238	16,312	14,905	13,676	13,744	12,928	13,841	13,707	14,399	13,292	13,059	12,552	12,555	13,104	13,175	12,196	14,032	13,726	13,400	12,953	11,663	12,414	11,567	13,065	13,250	13,773	14,126	14,904	14,635	14,638	15,136	16,172	14,377	14,107	13,890	13,359	13,222	12,687	11,652	11,389	10,819	10,538	10,317	9,965	9,331	9,729	9,847	10,042	9,794	9,122	8,815	8,721	8,787	8,804	7,868	8,072	9,248	9,370	9,698	8,890	9,066	10,265	11,503	12,189	12,657	10,848	10,593	10,261	10,034	9,919	9,766	9,362	10,000
EATON VANCE Index: MSCI China Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI China Index
Account Value	$ 10,563	10,458	10,599	10,803	10,550	9,897	9,804	9,045	10,119	10,369	10,114	10,564	10,864	11,932	10,773	10,362	11,316	11,931	11,416	12,737	11,395	10,832	8,351	10,038	11,748	11,722	12,952	12,155	12,013	12,524	13,613	14,165	14,596	15,071	16,028	15,538	16,359	16,359	18,987	18,969	18,824	18,566	19,811	20,019	18,646	18,144	17,654	16,767	17,238	16,312	14,905	13,676	13,744	12,928	13,841	13,707	14,399	13,292	13,059	12,552	12,555	13,104	13,175	12,196	14,032	13,726	13,400	12,953	11,663	12,414	11,567	13,065	13,250	13,773	14,126	14,904	14,635	14,638	15,136	16,172	14,377	14,107	13,890	13,359	13,222	12,687	11,652	11,389	10,819	10,538	10,317	9,965	9,331	9,729	9,847	10,042	9,794	9,122	8,815	8,721	8,787	8,804	7,868	8,072	9,248	9,370	9,698	8,890	9,066	10,265	11,503	12,189	12,657	10,848	10,593	10,261	10,034	9,919	9,766	9,362	10,000
EATON VANCE Index: MSCI China Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI China Index
Account Value	$ 1,056,292	1,045,786	1,059,866	1,080,278	1,054,973	989,693	980,446	904,519	1,011,901	1,036,899	1,011,408	1,056,439	1,086,354	1,193,211	1,077,307	1,036,195	1,131,610	1,193,142	1,141,587	1,273,736	1,139,496	1,083,160	835,074	1,003,813	1,174,797	1,172,179	1,295,184	1,215,453	1,201,294	1,252,440	1,361,291	1,416,533	1,459,592	1,507,083	1,602,800	1,553,770	1,635,939	1,635,874	1,898,718	1,896,862	1,882,382	1,856,615	1,981,123	2,001,852	1,864,563	1,814,353	1,765,397	1,676,712	1,723,816	1,631,236	1,490,475	1,367,636	1,374,421	1,292,791	1,384,053	1,370,724	1,439,884	1,329,162	1,305,877	1,255,208	1,255,527	1,310,374	1,317,515	1,219,573	1,403,213	1,372,636	1,339,995	1,295,283	1,166,303	1,241,438	1,156,658	1,306,505	1,325,042	1,377,328	1,412,561	1,490,357	1,463,479	1,463,826	1,513,646	1,617,214	1,437,675	1,410,671	1,389,019	1,335,924	1,322,185	1,268,686	1,165,156	1,138,940	1,081,862	1,053,759	1,031,733	996,473	933,136	972,943	984,730	1,004,177	979,424	912,206	881,450	872,103	878,705	880,443	786,802	807,211	924,846	937,050	969,765	889,046	906,558	1,026,492	1,150,335	1,218,863	1,265,709	1,084,802	1,059,305	1,026,060	1,003,351	991,870	976,570	936,219	1,000,000
EATON VANCE Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,765	11,599	11,334	11,228	11,041	11,327	11,223	11,384	11,415	10,994	10,518	10,687	10,965	11,036	11,044	11,083	11,205	11,138	10,862	11,150	10,817	10,866	10,481	10,618	11,098	11,420	11,148	11,326	11,253	11,697	12,031	12,167	12,435	12,467	12,430	12,433	12,542	12,566	12,427	12,340	12,300	12,204	12,358	12,539	12,630	12,612	12,490	12,546	12,553	12,655	12,469	12,391	12,333	12,118	12,189	11,974	11,748	11,756	11,762	11,727	11,789	11,492	11,466	11,324	11,127	11,124	10,914	10,921	10,806	10,611	10,548	10,632	10,701	10,633	10,630	10,643	10,568	10,647	10,579	10,680	10,805	10,755	10,769	10,763	10,814	10,718	10,672	10,683	10,601	10,520	10,526	10,456	10,435	10,420	10,673	10,755	10,761	10,774	10,706	10,517	10,514	10,474	10,379	10,306	10,166	10,199	10,226	10,224	10,156	10,170	10,100	10,211	10,236	10,273	10,225	10,322	10,110	10,101	10,030	9,932	10,000
EATON VANCE Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,765	11,599	11,334	11,228	11,041	11,327	11,223	11,384	11,415	10,994	10,518	10,687	10,965	11,036	11,044	11,083	11,205	11,138	10,862	11,150	10,817	10,866	10,481	10,618	11,098	11,420	11,148	11,326	11,253	11,697	12,031	12,167	12,435	12,467	12,430	12,433	12,542	12,566	12,427	12,340	12,300	12,204	12,358	12,539	12,630	12,612	12,490	12,546	12,553	12,655	12,469	12,391	12,333	12,118	12,189	11,974	11,748	11,756	11,762	11,727	11,789	11,492	11,466	11,324	11,127	11,124	10,914	10,921	10,806	10,611	10,548	10,632	10,701	10,633	10,630	10,643	10,568	10,647	10,579	10,680	10,805	10,755	10,769	10,763	10,814	10,718	10,672	10,683	10,601	10,520	10,526	10,456	10,435	10,420	10,673	10,755	10,761	10,774	10,706	10,517	10,514	10,474	10,379	10,306	10,166	10,199	10,226	10,224	10,156	10,170	10,100	10,211	10,236	10,273	10,225	10,322	10,110	10,101	10,030	9,932	10,000
EATON VANCE Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 1,176,542	1,159,875	1,133,402	1,122,772	1,104,055	1,132,664	1,122,301	1,138,385	1,141,519	1,099,434	1,051,802	1,068,667	1,096,532	1,103,580	1,104,350	1,108,303	1,120,504	1,113,754	1,086,163	1,114,991	1,081,713	1,086,615	1,048,071	1,061,824	1,109,774	1,142,044	1,114,804	1,132,572	1,125,316	1,169,704	1,203,129	1,216,703	1,243,493	1,246,683	1,243,006	1,243,349	1,254,207	1,256,600	1,242,705	1,234,035	1,230,016	1,220,375	1,235,806	1,253,914	1,262,969	1,261,231	1,248,976	1,254,578	1,255,266	1,265,481	1,246,856	1,239,051	1,233,309	1,211,768	1,218,942	1,197,390	1,174,782	1,175,602	1,176,201	1,172,668	1,178,947	1,149,170	1,146,648	1,132,427	1,112,675	1,112,391	1,091,433	1,092,066	1,080,590	1,061,097	1,054,800	1,063,202	1,070,093	1,063,251	1,062,998	1,064,307	1,056,765	1,064,684	1,057,900	1,068,024	1,080,468	1,075,531	1,076,914	1,076,290	1,081,441	1,071,827	1,067,234	1,068,310	1,060,150	1,052,031	1,052,583	1,045,556	1,043,508	1,042,039	1,067,284	1,075,510	1,076,141	1,077,373	1,070,604	1,051,707	1,051,438	1,047,417	1,037,895	1,030,584	1,016,594	1,019,890	1,022,592	1,022,422	1,015,552	1,017,013	1,009,992	1,021,126	1,023,591	1,027,277	1,022,529	1,032,235	1,011,034	1,010,089	1,002,974	993,213	1,000,000
EATON VANCE Index: MSCI ACWI Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index
Account Value	$ 23,192	22,617	22,258	21,773	20,924	21,637	20,979	20,116	19,998	19,082	17,469	18,011	18,788	19,328	18,645	17,622	17,813	17,561	17,035	17,538	16,365	17,035	15,809	14,909	16,488	17,118	16,001	17,474	17,453	18,972	18,569	19,062	20,046	19,275	19,751	18,792	19,601	19,123	18,992	18,745	18,458	17,684	17,224	16,834	16,911	16,161	14,388	14,746	15,237	14,358	13,637	13,215	12,664	11,439	13,224	14,386	14,547	14,052	13,717	13,352	13,077	13,394	13,355	12,534	13,325	12,890	12,729	12,398	11,491	12,361	12,183	13,170	13,113	13,011	12,630	12,699	12,683	12,563	12,838	13,400	12,685	12,484	12,246	11,997	11,770	11,725	11,406	11,355	11,109	10,939	10,807	10,512	10,232	10,016	9,940	10,112	10,050	10,016	9,603	9,661	9,649	9,509	8,853	8,914	9,486	9,660	9,741	9,032	9,371	10,061	9,974	10,215	10,228	9,940	10,096	9,564	9,716	9,907	9,744	9,676	10,000
EATON VANCE Index: MSCI ACWI Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index
Account Value	$ 23,192	22,617	22,258	21,773	20,924	21,637	20,979	20,116	19,998	19,082	17,469	18,011	18,788	19,328	18,645	17,622	17,813	17,561	17,035	17,538	16,365	17,035	15,809	14,909	16,488	17,118	16,001	17,474	17,453	18,972	18,569	19,062	20,046	19,275	19,751	18,792	19,601	19,123	18,992	18,745	18,458	17,684	17,224	16,834	16,911	16,161	14,388	14,746	15,237	14,358	13,637	13,215	12,664	11,439	13,224	14,386	14,547	14,052	13,717	13,352	13,077	13,394	13,355	12,534	13,325	12,890	12,729	12,398	11,491	12,361	12,183	13,170	13,113	13,011	12,630	12,699	12,683	12,563	12,838	13,400	12,685	12,484	12,246	11,997	11,770	11,725	11,406	11,355	11,109	10,939	10,807	10,512	10,232	10,016	9,940	10,112	10,050	10,016	9,603	9,661	9,649	9,509	8,853	8,914	9,486	9,660	9,741	9,032	9,371	10,061	9,974	10,215	10,228	9,940	10,096	9,564	9,716	9,907	9,744	9,676	10,000
EATON VANCE Index: MSCI ACWI Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index
Account Value	$ 2,319,162	2,261,722	2,225,825	2,177,331	2,092,353	2,163,742	2,097,875	2,011,553	1,999,829	1,908,172	1,746,937	1,801,090	1,878,779	1,932,789	1,864,532	1,762,216	1,781,295	1,756,056	1,703,532	1,753,795	1,636,496	1,703,532	1,580,911	1,490,938	1,648,773	1,711,793	1,600,057	1,747,352	1,745,310	1,897,162	1,856,943	1,906,174	2,004,626	1,927,524	1,975,085	1,879,166	1,960,139	1,912,276	1,899,192	1,874,488	1,845,763	1,768,443	1,722,437	1,683,443	1,691,134	1,616,100	1,438,755	1,474,600	1,523,730	1,435,849	1,363,725	1,321,500	1,266,422	1,143,884	1,322,414	1,438,610	1,454,678	1,405,194	1,371,709	1,335,167	1,307,652	1,339,426	1,335,513	1,253,438	1,332,480	1,288,957	1,272,949	1,239,788	1,149,059	1,236,124	1,218,306	1,317,001	1,311,294	1,301,072	1,262,985	1,269,861	1,268,278	1,256,281	1,283,762	1,340,042	1,268,478	1,248,353	1,224,646	1,199,733	1,176,993	1,172,501	1,140,625	1,135,461	1,110,929	1,093,881	1,080,661	1,051,174	1,023,197	1,001,561	994,007	1,011,169	1,005,010	1,001,642	960,258	966,110	964,891	950,856	885,250	891,386	948,596	966,016	974,058	903,176	937,126	1,006,095	997,432	1,021,481	1,022,816	993,973	1,009,620	956,377	971,563	990,684	974,384	967,570	1,000,000
EATON VANCE Index: MSCI World Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Account Value	$ 24,948	24,306	23,885	23,408	22,408	23,272	22,548	21,631	21,374	20,374	18,627	19,184	20,049	20,540	19,872	18,739	18,928	18,602	18,044	18,488	17,267	18,033	16,860	15,731	17,343	18,099	16,768	18,358	18,344	20,007	19,472	19,977	21,093	20,229	20,682	19,573	20,421	19,925	19,575	19,287	19,013	18,168	17,583	17,144	17,316	16,611	14,728	15,194	15,737	14,752	14,078	13,715	13,083	11,795	13,594	14,849	14,940	14,505	14,112	13,762	13,475	13,757	13,689	12,843	13,629	13,162	12,992	12,612	11,702	12,665	12,523	13,515	13,440	13,276	12,874	12,880	12,800	12,654	12,936	13,495	12,819	12,648	12,379	12,150	11,883	11,866	11,589	11,545	11,305	11,140	11,023	10,725	10,473	10,228	10,083	10,282	10,228	10,219	9,805	9,916	9,861	9,707	9,090	9,158	9,741	9,915	9,965	9,233	9,587	10,266	10,085	10,325	10,290	10,054	10,214	9,649	9,827	9,988	9,792	9,729	10,000
EATON VANCE Index: MSCI World Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Account Value	$ 24,948	24,306	23,885	23,408	22,408	23,272	22,548	21,631	21,374	20,374	18,627	19,184	20,049	20,540	19,872	18,739	18,928	18,602	18,044	18,488	17,267	18,033	16,860	15,731	17,343	18,099	16,768	18,358	18,344	20,007	19,472	19,977	21,093	20,229	20,682	19,573	20,421	19,925	19,575	19,287	19,013	18,168	17,583	17,144	17,316	16,611	14,728	15,194	15,737	14,752	14,078	13,715	13,083	11,795	13,594	14,849	14,940	14,505	14,112	13,762	13,475	13,757	13,689	12,843	13,629	13,162	12,992	12,612	11,702	12,665	12,523	13,515	13,440	13,276	12,874	12,880	12,800	12,654	12,936	13,495	12,819	12,648	12,379	12,150	11,883	11,866	11,589	11,545	11,305	11,140	11,023	10,725	10,473	10,228	10,083	10,282	10,228	10,219	9,805	9,916	9,861	9,707	9,090	9,158	9,741	9,915	9,965	9,233	9,587	10,266	10,085	10,325	10,290	10,054	10,214	9,649	9,827	9,988	9,792	9,729	10,000
EATON VANCE Index: MSCI World Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Account Value	$ 2,494,791	2,430,550	2,388,460	2,340,829	2,240,774	2,327,218	2,254,761	2,163,053	2,137,403	2,037,380	1,862,743	1,918,408	2,004,896	2,053,956	1,987,200	1,873,873	1,892,769	1,860,161	1,804,406	1,848,849	1,726,676	1,803,256	1,686,026	1,573,060	1,734,278	1,809,948	1,676,815	1,835,839	1,834,450	2,000,650	1,947,212	1,997,738	2,109,345	2,022,886	2,068,207	1,957,342	2,042,132	1,992,541	1,957,481	1,928,730	1,901,340	1,816,787	1,758,285	1,714,356	1,731,565	1,661,138	1,472,821	1,519,430	1,573,722	1,475,160	1,407,808	1,371,530	1,308,327	1,179,476	1,359,380	1,484,891	1,493,984	1,450,529	1,411,226	1,376,205	1,347,529	1,375,667	1,368,887	1,284,260	1,362,901	1,316,228	1,299,165	1,261,239	1,170,192	1,266,493	1,252,268	1,351,506	1,344,022	1,327,596	1,287,386	1,288,001	1,279,980	1,265,438	1,293,635	1,349,543	1,281,861	1,264,757	1,237,934	1,214,973	1,188,302	1,186,631	1,158,896	1,154,454	1,130,538	1,114,043	1,102,301	1,072,545	1,047,269	1,022,795	1,008,297	1,028,196	1,022,763	1,021,913	980,489	991,601	986,062	970,702	909,017	915,833	974,109	991,537	996,496	923,327	958,688	1,026,624	1,008,521	1,032,530	1,028,985	1,005,406	1,021,395	964,864	982,670	998,775	979,152	972,859	1,000,000
EATON VANCE Index: MSCI World Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Account Value	$ 24,948	24,306	23,885	23,408	22,408	23,272	22,548	21,631	21,374	20,374	18,627	19,184	20,049	20,540	19,872	18,739	18,928	18,602	18,044	18,488	17,267	18,033	16,860	15,731	17,343	18,099	16,768	18,358	18,344	20,007	19,472	19,977	21,093	20,229	20,682	19,573	20,421	19,925	19,575	19,287	19,013	18,168	17,583	17,144	17,316	16,611	14,728	15,194	15,737	14,752	14,078	13,715	13,083	11,795	13,594	14,849	14,940	14,505	14,112	13,762	13,475	13,757	13,689	12,843	13,629	13,162	12,992	12,612	11,702	12,665	12,523	13,515	13,440	13,276	12,874	12,880	12,800	12,654	12,936	13,495	12,819	12,648	12,379	12,150	11,883	11,866	11,589	11,545	11,305	11,140	11,023	10,725	10,473	10,228	10,083	10,282	10,228	10,219	9,805	9,916	9,861	9,707	9,090	9,158	9,741	9,915	9,965	9,233	9,587	10,266	10,085	10,325	10,290	10,054	10,214	9,649	9,827	9,988	9,792	9,729	10,000
EATON VANCE Index: MSCI ACWI Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index
Account Value	$ 23,192	22,617	22,258	21,773	20,924	21,637	20,979	20,116	19,998	19,082	17,469	18,011	18,788	19,328	18,645	17,622	17,813	17,561	17,035	17,538	16,365	17,035	15,809	14,909	16,488	17,118	16,001	17,474	17,453	18,972	18,569	19,062	20,046	19,275	19,751	18,792	19,601	19,123	18,992	18,745	18,458	17,684	17,224	16,834	16,911	16,161	14,388	14,746	15,237	14,358	13,637	13,215	12,664	11,439	13,224	14,386	14,547	14,052	13,717	13,352	13,077	13,394	13,355	12,534	13,325	12,890	12,729	12,398	11,491	12,361	12,183	13,170	13,113	13,011	12,630	12,699	12,683	12,563	12,838	13,400	12,685	12,484	12,246	11,997	11,770	11,725	11,406	11,355	11,109	10,939	10,807	10,512	10,232	10,016	9,940	10,112	10,050	10,016	9,603	9,661	9,649	9,509	8,853	8,914	9,486	9,660	9,741	9,032	9,371	10,061	9,974	10,215	10,228	9,940	10,096	9,564	9,716	9,907	9,744	9,676	10,000
EATON VANCE Index: MSCI ACWI Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index
Account Value	$ 23,192	22,617	22,258	21,773	20,924	21,637	20,979	20,116	19,998	19,082	17,469	18,011	18,788	19,328	18,645	17,622	17,813	17,561	17,035	17,538	16,365	17,035	15,809	14,909	16,488	17,118	16,001	17,474	17,453	18,972	18,569	19,062	20,046	19,275	19,751	18,792	19,601	19,123	18,992	18,745	18,458	17,684	17,224	16,834	16,911	16,161	14,388	14,746	15,237	14,358	13,637	13,215	12,664	11,439	13,224	14,386	14,547	14,052	13,717	13,352	13,077	13,394	13,355	12,534	13,325	12,890	12,729	12,398	11,491	12,361	12,183	13,170	13,113	13,011	12,630	12,699	12,683	12,563	12,838	13,400	12,685	12,484	12,246	11,997	11,770	11,725	11,406	11,355	11,109	10,939	10,807	10,512	10,232	10,016	9,940	10,112	10,050	10,016	9,603	9,661	9,649	9,509	8,853	8,914	9,486	9,660	9,741	9,032	9,371	10,061	9,974	10,215	10,228	9,940	10,096	9,564	9,716	9,907	9,744	9,676	10,000
EATON VANCE Index: MSCI ACWI Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index
Account Value	$ 2,319,162	2,261,722	2,225,825	2,177,331	2,092,353	2,163,742	2,097,875	2,011,553	1,999,829	1,908,172	1,746,937	1,801,090	1,878,779	1,932,789	1,864,532	1,762,216	1,781,295	1,756,056	1,703,532	1,753,795	1,636,496	1,703,532	1,580,911	1,490,938	1,648,773	1,711,793	1,600,057	1,747,352	1,745,310	1,897,162	1,856,943	1,906,174	2,004,626	1,927,524	1,975,085	1,879,166	1,960,139	1,912,276	1,899,192	1,874,488	1,845,763	1,768,443	1,722,437	1,683,443	1,691,134	1,616,100	1,438,755	1,474,600	1,523,730	1,435,849	1,363,725	1,321,500	1,266,422	1,143,884	1,322,414	1,438,610	1,454,678	1,405,194	1,371,709	1,335,167	1,307,652	1,339,426	1,335,513	1,253,438	1,332,480	1,288,957	1,272,949	1,239,788	1,149,059	1,236,124	1,218,306	1,317,001	1,311,294	1,301,072	1,262,985	1,269,861	1,268,278	1,256,281	1,283,762	1,340,042	1,268,478	1,248,353	1,224,646	1,199,733	1,176,993	1,172,501	1,140,625	1,135,461	1,110,929	1,093,881	1,080,661	1,051,174	1,023,197	1,001,561	994,007	1,011,169	1,005,010	1,001,642	960,258	966,110	964,891	950,856	885,250	891,386	948,596	966,016	974,058	903,176	937,126	1,006,095	997,432	1,021,481	1,022,816	993,973	1,009,620	956,377	971,563	990,684	974,384	967,570	1,000,000
EATON VANCE Index: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 33,882	33,080	32,682	31,550	30,059	31,339	30,363	28,824	28,347	27,115	24,846	25,380	26,650	27,082	26,239	24,612	24,506	24,129	23,275	23,857	22,446	23,819	22,558	20,869	22,986	23,963	21,940	23,914	23,870	26,150	25,214	25,992	27,411	26,235	26,418	24,688	25,893	25,129	24,546	23,986	23,819	22,612	21,664	21,082	21,297	20,509	18,485	18,990	19,740	18,417	17,434	17,094	16,317	14,463	16,501	17,981	17,988	17,461	16,849	16,492	16,189	16,450	16,217	15,149	16,177	15,547	15,251	14,777	13,680	15,038	14,738	15,819	15,730	15,233	14,687	14,597	14,254	14,199	14,569	15,127	14,308	14,150	13,729	13,416	13,145	13,105	12,841	12,761	12,584	12,456	12,442	11,967	11,744	11,516	11,105	11,311	11,309	11,293	10,892	10,864	10,672	10,631	9,955	9,969	10,489	10,657	10,626	9,799	10,048	10,693	10,474	10,680	10,545	10,444	10,612	10,036	10,346	10,372	10,101	9,860	10,000
EATON VANCE Index: MSCI World Health Care Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Health Care Index
Account Value	$ 24,427	23,155	22,422	22,005	21,433	22,315	21,801	21,321	20,763	19,884	18,805	19,612	20,271	20,429	20,168	19,545	20,380	19,691	19,071	19,882	20,012	20,251	19,174	17,687	18,412	19,593	18,973	19,595	19,499	20,446	19,506	19,594	21,157	19,706	20,435	19,607	20,692	20,133	19,411	18,846	18,467	17,788	17,362	17,848	17,660	17,131	15,724	16,530	16,761	16,423	15,776	15,990	15,370	13,771	14,287	15,336	15,557	15,044	14,365	13,682	13,697	13,701	13,855	12,979	13,298	13,650	13,534	13,273	12,623	13,730	13,021	13,937	13,660	13,268	12,500	12,336	12,278	12,162	12,420	13,003	12,313	12,321	12,049	12,207	12,045	11,927	11,919	11,604	11,356	11,146	11,110	10,503	10,278	10,119	10,110	10,860	10,874	11,345	10,852	10,766	10,617	10,277	10,034	10,161	11,029	10,864	10,937	10,310	10,988	11,858	11,375	11,510	11,193	11,205	11,062	10,582	10,347	10,616	10,289	10,043	10,000
EATON VANCE Index: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 33,882	33,080	32,682	31,550	30,059	31,339	30,363	28,824	28,347	27,115	24,846	25,380	26,650	27,082	26,239	24,612	24,506	24,129	23,275	23,857	22,446	23,819	22,558	20,869	22,986	23,963	21,940	23,914	23,870	26,150	25,214	25,992	27,411	26,235	26,418	24,688	25,893	25,129	24,546	23,986	23,819	22,612	21,664	21,082	21,297	20,509	18,485	18,990	19,740	18,417	17,434	17,094	16,317	14,463	16,501	17,981	17,988	17,461	16,849	16,492	16,189	16,450	16,217	15,149	16,177	15,547	15,251	14,777	13,680	15,038	14,738	15,819	15,730	15,233	14,687	14,597	14,254	14,199	14,569	15,127	14,308	14,150	13,729	13,416	13,145	13,105	12,841	12,761	12,584	12,456	12,442	11,967	11,744	11,516	11,105	11,311	11,309	11,293	10,892	10,864	10,672	10,631	9,955	9,969	10,489	10,657	10,626	9,799	10,048	10,693	10,474	10,680	10,545	10,444	10,612	10,036	10,346	10,372	10,101	9,860	10,000
EATON VANCE Index: MSCI World Health Care Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Health Care Index
Account Value	$ 24,427	23,155	22,422	22,005	21,433	22,315	21,801	21,321	20,763	19,884	18,805	19,612	20,271	20,429	20,168	19,545	20,380	19,691	19,071	19,882	20,012	20,251	19,174	17,687	18,412	19,593	18,973	19,595	19,499	20,446	19,506	19,594	21,157	19,706	20,435	19,607	20,692	20,133	19,411	18,846	18,467	17,788	17,362	17,848	17,660	17,131	15,724	16,530	16,761	16,423	15,776	15,990	15,370	13,771	14,287	15,336	15,557	15,044	14,365	13,682	13,697	13,701	13,855	12,979	13,298	13,650	13,534	13,273	12,623	13,730	13,021	13,937	13,660	13,268	12,500	12,336	12,278	12,162	12,420	13,003	12,313	12,321	12,049	12,207	12,045	11,927	11,919	11,604	11,356	11,146	11,110	10,503	10,278	10,119	10,110	10,860	10,874	11,345	10,852	10,766	10,617	10,277	10,034	10,161	11,029	10,864	10,937	10,310	10,988	11,858	11,375	11,510	11,193	11,205	11,062	10,582	10,347	10,616	10,289	10,043	10,000
EATON VANCE Index: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 3,388,219	3,307,979	3,268,197	3,154,989	3,005,941	3,133,945	3,036,255	2,882,350	2,834,715	2,711,528	2,484,620	2,537,985	2,665,049	2,708,167	2,623,875	2,461,247	2,450,595	2,412,933	2,327,482	2,385,690	2,244,650	2,381,881	2,255,816	2,086,861	2,298,555	2,396,280	2,193,985	2,391,378	2,386,999	2,615,035	2,521,416	2,599,241	2,741,084	2,623,508	2,641,813	2,468,842	2,589,268	2,512,863	2,454,555	2,398,561	2,381,925	2,261,245	2,166,368	2,108,233	2,129,735	2,050,882	1,848,534	1,899,037	1,974,044	1,841,664	1,743,364	1,709,370	1,631,657	1,446,256	1,650,059	1,798,076	1,798,781	1,746,081	1,684,920	1,649,199	1,618,908	1,644,965	1,621,658	1,514,894	1,617,696	1,554,745	1,525,109	1,477,664	1,368,035	1,503,816	1,473,783	1,581,907	1,572,953	1,523,316	1,468,661	1,459,677	1,425,352	1,419,904	1,456,929	1,512,682	1,430,765	1,415,032	1,372,925	1,341,617	1,314,502	1,310,490	1,284,086	1,276,121	1,258,411	1,245,619	1,244,168	1,196,654	1,174,380	1,151,617	1,110,490	1,131,123	1,130,909	1,129,323	1,089,167	1,086,352	1,067,188	1,063,066	995,531	996,876	1,048,929	1,065,737	1,062,577	979,917	1,004,779	1,069,294	1,047,350	1,068,025	1,054,466	1,044,446	1,061,229	1,003,553	1,034,611	1,037,224	1,010,059	985,976	1,000,000
EATON VANCE Index: MSCI World Health Care Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Health Care Index
Account Value	$ 2,442,664	2,315,468	2,242,150	2,200,507	2,143,263	2,231,462	2,180,140	2,132,113	2,076,339	1,988,369	1,880,539	1,961,189	2,027,117	2,042,853	2,016,823	1,954,528	2,037,980	1,969,131	1,907,079	1,988,204	2,001,155	2,025,142	1,917,378	1,768,745	1,841,247	1,959,267	1,897,328	1,959,487	1,949,874	2,044,579	1,950,634	1,959,382	2,115,703	1,970,561	2,043,512	1,960,740	2,069,197	2,013,343	1,941,114	1,884,643	1,846,662	1,778,756	1,736,247	1,784,785	1,765,979	1,713,081	1,572,351	1,652,995	1,676,063	1,642,305	1,577,598	1,598,989	1,536,973	1,377,124	1,428,738	1,533,562	1,555,669	1,504,428	1,436,546	1,368,239	1,369,677	1,370,087	1,385,498	1,297,938	1,329,792	1,364,981	1,353,449	1,327,254	1,262,270	1,373,032	1,302,071	1,393,713	1,366,030	1,326,801	1,250,013	1,233,608	1,227,804	1,216,192	1,242,030	1,300,327	1,231,319	1,232,125	1,204,880	1,220,684	1,204,493	1,192,742	1,191,851	1,160,369	1,135,606	1,114,557	1,111,013	1,050,277	1,027,811	1,011,907	1,011,004	1,085,963	1,087,396	1,134,534	1,085,173	1,076,606	1,061,734	1,027,727	1,003,372	1,016,051	1,102,950	1,086,426	1,093,668	1,031,021	1,098,822	1,185,829	1,137,512	1,150,966	1,119,275	1,120,475	1,106,222	1,058,201	1,034,691	1,061,609	1,028,944	1,004,278	1,000,000
EATON VANCE Index: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 33,882	33,080	32,682	31,550	30,059	31,339	30,363	28,824	28,347	27,115	24,846	25,380	26,650	27,082	26,239	24,612	24,506	24,129	23,275	23,857	22,446	23,819	22,558	20,869	22,986	23,963	21,940	23,914	23,870	26,150	25,214	25,992	27,411	26,235	26,418	24,688	25,893	25,129	24,546	23,986	23,819	22,612	21,664	21,082	21,297	20,509	18,485	18,990	19,740	18,417	17,434	17,094	16,317	14,463	16,501	17,981	17,988	17,461	16,849	16,492	16,189	16,450	16,217	15,149	16,177	15,547	15,251	14,777	13,680	15,038	14,738	15,819	15,730	15,233	14,687	14,597	14,254	14,199	14,569	15,127	14,308	14,150	13,729	13,416	13,145	13,105	12,841	12,761	12,584	12,456	12,442	11,967	11,744	11,516	11,105	11,311	11,309	11,293	10,892	10,864	10,672	10,631	9,955	9,969	10,489	10,657	10,626	9,799	10,048	10,693	10,474	10,680	10,545	10,444	10,612	10,036	10,346	10,372	10,101	9,860	10,000
EATON VANCE Index: MSCI World Health Care Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Health Care Index
Account Value	$ 24,427	$ 23,155	$ 22,422	$ 22,005	$ 21,433	$ 22,315	$ 21,801	$ 21,321	$ 20,763	$ 19,884	$ 18,805	$ 19,612	$ 20,271	$ 20,429	$ 20,168	$ 19,545	$ 20,380	$ 19,691	$ 19,071	$ 19,882	$ 20,012	$ 20,251	$ 19,174	$ 17,687	$ 18,412	$ 19,593	$ 18,973	$ 19,595	$ 19,499	$ 20,446	$ 19,506	$ 19,594	$ 21,157	$ 19,706	$ 20,435	$ 19,607	$ 20,692	$ 20,133	$ 19,411	$ 18,846	$ 18,467	$ 17,788	$ 17,362	$ 17,848	$ 17,660	$ 17,131	$ 15,724	$ 16,530	$ 16,761	$ 16,423	$ 15,776	$ 15,990	$ 15,370	$ 13,771	$ 14,287	$ 15,336	$ 15,557	$ 15,044	$ 14,365	$ 13,682	$ 13,697	$ 13,701	$ 13,855	$ 12,979	$ 13,298	$ 13,650	$ 13,534	$ 13,273	$ 12,623	$ 13,730	$ 13,021	$ 13,937	$ 13,660	$ 13,268	$ 12,500	$ 12,336	$ 12,278	$ 12,162	$ 12,420	$ 13,003	$ 12,313	$ 12,321	$ 12,049	$ 12,207	$ 12,045	$ 11,927	$ 11,919	$ 11,604	$ 11,356	$ 11,146	$ 11,110	$ 10,503	$ 10,278	$ 10,119	$ 10,110	$ 10,860	$ 10,874	$ 11,345	$ 10,852	$ 10,766	$ 10,617	$ 10,277	$ 10,034	$ 10,161	$ 11,029	$ 10,864	$ 10,937	$ 10,310	$ 10,988	$ 11,858	$ 11,375	$ 11,510	$ 11,193	$ 11,205	$ 11,062	$ 10,582	$ 10,347	$ 10,616	$ 10,289	$ 10,043	$ 10,000